                            OppenheimerFunds, Inc.
                          Two World Financial Center
                        225 Liberty Street, 11th Floor
                           New York, NY 10281-1008

Nancy S. Vann
Vice President &
Assistant Counsel

August 4, 2006

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

     Re:    Oppenheimer Dividend Growth Fund
            Registration Nos. 333-122902; 811-21718

To the Securities and Exchange Commission:

      Pursuant to Rule 497(j) under the Securities Act of 1933, as amended
(the "Securities Act"), I hereby represent that the form of Prospectus and
Statement of Additional Information that would have been filed pursuant to
Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 2  to the Registrant's Registration
Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on August 1, 2006.

                                            Sincerely,

                                            /s/ Nancy S. Vann

                                            ------------------------------------
                                            Nancy S. Vann
                                            Vice President & Assistant Counsel
                                            212.323.5089
                                            nvann@oppenheimerfunds.com

cc:  Mayer, Brown, Rowe & Maw LLP

     KPMG LLP
     Gloria LaFond